Income Taxes (Details) - Schedule of Income Tax Expense (Benefit) and Statutory Federal Rate - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Difference Between the Income Tax Expense Benefit and Statutory Federal Rate [Abstract]
Federal tax	$ (28,219,000)	$ (1,571,000)
State tax, net of federal benefit	(3,185,000)	(177,000)
Other state tax adjustments		34,000
Permanent items	504,000	(1,000)
Goodwill impairment	18,531,000
Acquisition costs		202,000
Change in state tax rates		436,000
Valuation allowance	3,960,000	1,179
Total income tax provision (benefit)	$ (8,409,000)	$ 102,000
Effective tax rate	(6.30%)	(1.40%)